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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Asset Allocation Fund, for the quarter ended September 30, 2005. This one series has a December 31 fiscal year end.
Date of reporting period:	September 30, 2005

Item 1 – Schedule of Investments

Evergreen Asset Allocation Fund (“the Fund”) invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. All portfolio data shown for the Fund represents that of the Asset Allocation Trust.

EVERGREEN ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 99.4%
ASSET ALLOCATION 11.8%
GMO Alpha Only Fund, Class III	78,405,640	$827,179,501

INTERNATIONAL EQUITY 31.8%
GMO Currency Hedged International Equity Fund, Class III	27,505,701	249,476,705
GMO Emerging Markets Fund, Class VI	16,180,499	336,230,760
GMO Emerging Markets Quality Fund, Class VI	25,793,197	234,976,026
GMO International Growth Equity Fund, Class III	23,163,814	671,982,234
GMO International Intrinsic Value Fund, Class IV	21,721,483	672,714,316
GMO International Small Companies Fund, Class III	3,321,911	59,595,083

		2,224,975,124

INTERNATIONAL FIXED INCOME 5.8%
GMO Currency Hedged International Bond Fund, Class III	27,977,422	275,018,055
GMO Emerging Country Debt Fund, Class IV	3,639,970	43,934,443
GMO International Bond Fund, Class III	8,822,899	85,670,354

		404,622,852

U.S. EQUITY 28.1%
GMO Real Estate Fund, Class III	6,046,383	102,425,731
GMO U.S. Core Equity Fund, Class VI	92,322,895	1,318,370,939
GMO U.S. Quality Equity Fund, Class IV	27,210,548	540,129,375

		1,960,926,045

U.S. FIXED INCOME 21.9%
GMO Core Plus Bond Fund, Class IV	106,567,803	1,123,224,639
GMO Domestic Bond Fund, Class VI	29,080,878	289,354,741
GMO Inflation Indexed Bond Fund, Class III	10,274,712	119,494,904
GMO Short-Duration Investment Fund, Class III	915	8,164

		1,532,082,448

Total Investments (cost $6,329,736,248) 99.4%		6,949,785,970
Other Assets and Liabilities 0.6%		42,380,931

Net Assets 100.0%		$6,992,166,901

On September 30, 2005, the aggregate cost of investments for federal income tax purposes was $6,330,541,858. The gross unrealized appreciation and depreciation on investments based on tax cost was $625,151,258 and $5,907,146, respectively, with a net unrealized appreciation of $619,244,112.

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Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: November 28, 2005

By: /s/ Jeremy DePalma —————————————— Jeremy DePalma Principal Financial Officer Date: November 28, 2005